Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

The income tax provision consists of the following components:

	Six months ended September 30,
	2018	2017
	(Unaudited)	(Unaudited)
Current	$119,074	$268,791
Deferred	(2,640)	(2,640)
Total provision	$116,434	$266,151

The income tax provision consists of the following components:

	Successor		Predecessor
	Year ended March 31, 2018	Period January 11, 2017 through March 31, 2017	Period April 1, 2016 through January 10, 2017	Year ended March 31, 2016

Current	$317,878	$66,919	$10,307	$3,557
Deferred	(5,280)	(1,320)	-	-
Total provision	$312,598	$65,599	$10,307	$3,557

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation between the Group’s actual provision for income taxes and the provision at the statutory rate is as follow:

	Six months ended September 30,
	2018	2017
	(Unaudited)	(Unaudited)
Income before income tax expense	$152,184	$1,281,466

Provision for taxes at Hong Kong statutory tax rate	25,110	211,442
Impact of different tax rate in other jurisdiction	55,400	54,709
Impact of non-deductible expenses	35,924	-
Effective Income Tax	$116,434	$266,151

Reconciliation between the Group’s actual provision for income taxes and the provision at the statutory rate is as follow:

	Successor		Predecessor
	Year ended March 31, 2018	Period January 11 through March 31, 2017	Period April 1, 2016 through January 10, 2017	Year ended March 31, 2016

Income before income tax expense	$1,119,224	$369,818	$62,465	$21,555

Provision for taxes at Hong Kong statutory tax rate	184,672	61,020	10,307	3,557
Impact of different tax rate in other jurisdiction	101,837	4,579	-	-
Impact of non-deductible expenses	26,089	-	-	-
Effective Income Tax	$312,598	$65,599	$10,307	$3,557

Schedule of Deferred Tax Liabilities

At September 30, 2018 and March 31, 2018, the significant components of the deferred tax liabilities are summarized below:

	September 30, 2018	March 31, 2018
	(Unaudited)
Deferred Tax Liabilities
Intangible assets acquired in acquisition	$43,560	$46,200
Total deferred tax liabilities	$43,560	$46,200

At March 31, 2018, 2017 and 2016, the significant components of the deferred tax liabilities are summarized below:

	Successor		Predecessor
	March 31, 2018	March 31, 2017	March 31, 2016

Deferred Tax Liabilities
Intangible assets acquired in acquisition	$46,200	$51,480	$-
Total deferred tax liabilities	$46,200	$51,480	$-